Calculation of Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calculation of Earnings Per Share [Abstract]
Net income	$ 1,217	$ 1,385	$ 1,975	$ 1,327	$ 578	$ 1,206	$ 1,294	$ 1,459	$ 5,904	$ 4,537	$ 5,156
Weighted-average common shares outstanding									4,987,186	4,765,165	4,801,245
Basic earnings per share	$ 0.24	$ 0.27	$ 0.39	$ 0.28	$ 0.12	$ 0.25	$ 0.27	$ 0.31	$ 1.18	$ 0.95	$ 1.07
Common stock equivalents due to effect of stock options									22,000	10,000	1,000
Total weighted-average common shares and equivalents									5,009,484	4,775,505	4,802,175
Diluted earnings per share	$ 0.24	$ 0.27	$ 0.39	$ 0.28	$ 0.12	$ 0.25	$ 0.27	$ 0.31	$ 1.18	$ 0.95	$ 1.07
Anti-dilutive stock options outstanding										6,000	401,000